UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-05454

BNY Mellon New Jersey Municipal Bond Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 12/31

Date of reporting period: 06/30/24

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon New Jersey Municipal Bond Fund, Inc.	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Class A – DRNJX

This semi-annual shareholder report contains important information about BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.82%*

*	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$314	116	5.76%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/24)

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0750SA0624

BNY Mellon New Jersey Municipal Bond Fund, Inc.	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Class C – DCNJX

This semi-annual shareholder report contains important information about BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$79	1.59%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$314	116	5.76%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/24)

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0769SA0624

BNY Mellon New Jersey Municipal Bond Fund, Inc.	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Class I – DNMIX

This semi-annual shareholder report contains important information about BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.58%*

*	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$314	116	5.76%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/24)

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-6107SA0624

BNY Mellon New Jersey Municipal Bond Fund, Inc.	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Class Y – DNJYX

This semi-annual shareholder report contains important information about BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$27	0.55%*

*	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$314	116	5.76%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/24)

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0770SA0624

BNY Mellon New Jersey Municipal Bond Fund, Inc.	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Class Z – DZNJX

This semi-annual shareholder report contains important information about BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$33	0.66%*

*	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$314	116	5.76%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/24)

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-6090SA0624

Item 2.  Code of Ethics.

 Not applicable.

Item 3.   Audit Committee Financial Expert.

  Not applicable.

Item 4.   Principal Accountant Fees and Services.

 Not applicable.

Item 5.  Audit Committee of Listed Registrants.

 Not applicable.

Item 6.  Investments.

 Not applicable.

BNY Mellon New Jersey Municipal Bond Fund, Inc.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION June 30, 2024

Class	Ticker
A	DRNJX
C	DCNJX
I	DNMIX
Y	DNJYX
Z	DZNJX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon New Jersey Municipal Bond Fund, Inc.

Statement of Investments

June 30, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6%
Delaware - .4%
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	500,000		557,350
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2039	500,000		561,541
				1,118,891
New Jersey - 87.1%
East Orange Board of Education, COP (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2028	2,245,000	[a]	1,952,960
East Orange Board of Education, COP (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2026	745,000	[a]	700,690
Edison, GO, Refunding	3.00	3/15/2033	1,365,000		1,274,316
Essex County Improvement Authority, Revenue Bonds (Sustainable Bond)	4.00	6/15/2056	4,560,000		4,003,114
Garden Preservation Trust, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.75	11/1/2028	10,000,000		10,526,119
Hudson County Improvement Authority, Revenue Bonds	5.00	5/1/2046	2,500,000		2,541,448
Hudson County Improvement Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A1	0.00	12/15/2034	3,000,000	[a]	2,005,482
Hudson County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	4.00	1/1/2036	1,250,000		1,267,117
Hudson County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	4.00	1/1/2037	2,000,000		2,022,094
Jersey, GO, Refunding, Ser. A	5.00	11/1/2033	400,000		421,462
Jersey Redevelopment Agency, Revenue Bonds (Bayfront Redevelopment Project) (Insured; Municipal Government Guaranteed)	4.00	12/15/2031	5,000,000		5,221,928
Middlesex County Improvement Authority, Revenue Bonds (Rutgers University)	5.00	8/15/2053	4,000,000		4,313,442
New Brunswick Parking Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	9/1/2035	2,000,000		2,055,552
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2049	1,105,000	[b]	1,071,212
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2054	725,000	[b]	695,656
New Jersey Economic Development Authority, Revenue Bonds (Charter Foundation Academy Charter School Project) Ser. A	5.00	7/1/2050	1,000,000		996,221
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.38	1/1/2043	3,500,000		3,502,507
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	3.00	8/1/2043	3,500,000		2,799,932

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
New Jersey - 87.1% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	3.50	4/1/2042	2,000,000		1,741,670
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	2.45	4/1/2026	2,250,000	[c]	2,190,138
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey-American Water Co.)	3.75	6/1/2028	500,000	[c]	493,576
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey-American Water Co.) Ser. A	2.20	12/3/2029	3,000,000	[c]	2,642,176
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Port Newark Container Terminal)	5.00	10/1/2047	6,000,000		6,085,712
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Provident Group-Montclair Properties) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/1/2042	1,000,000		1,025,208
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,000,000		1,020,445
New Jersey Educational Facilities Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	4.00	7/1/2050	1,000,000		981,548
New Jersey Educational Facilities Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	7/1/2050	3,000,000		2,684,143
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College of New Jersey) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2052	650,000		612,337
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College of New Jersey) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2034	2,000,000		2,101,962
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,600,000		1,640,198
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) (Insured; Build America Mutual) Ser. E	5.00	7/1/2030	2,025,000		2,084,282
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) Ser. C	5.00	7/1/2030	2,255,000		2,288,352
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) Ser. C	5.00	7/1/2029	2,130,000		2,160,740
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding, Ser. F	4.00	7/1/2035	1,365,000		1,367,982
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A	4.63	9/1/2048	2,500,000		2,594,735
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A2	5.00	3/1/2038	4,250,000		4,916,606

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
New Jersey - 87.1% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (AtlantiCare Health System Obligated Group)	4.00	7/1/2035	750,000		770,960
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group)	5.00	7/1/2042	3,500,000		3,568,880
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	4,000,000		3,838,232
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group) Ser. A	4.25	7/1/2054	1,000,000		985,607
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Valley Health System Obligated Group)	4.00	7/1/2035	1,000,000		1,015,606
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Valley Health System Obligated Group)	5.00	7/1/2034	2,000,000		2,144,649
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (AHS Hospital Corp.)	4.00	7/1/2041	7,500,000		7,409,018
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Hackensack Meridian Health Obligated Group) Ser. A	5.00	7/1/2039	1,500,000		1,552,279
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	4.00	7/1/2041	3,250,000		3,206,690
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	5.00	7/1/2046	3,000,000		3,039,494
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Princeton Healthcare System)	5.00	7/1/2039	2,000,000		2,043,078
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. A	4.00	7/1/2043	2,360,000		2,346,193
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. A	5.00	7/1/2043	3,500,000		3,556,923
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. B3	5.00	7/1/2026	6,000,000	[c]	6,154,942
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph's Healthcare System Obligated Group)	5.00	7/1/2041	1,000,000		1,003,025
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph's Healthcare System Obligated Group)	5.00	7/1/2036	2,790,000		2,818,088
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (University Hospital) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2046	2,000,000		2,010,302
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2030	1,575,000		1,663,506

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
New Jersey - 87.1% (continued)
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. C	3.63	12/1/2049	2,750,000		2,206,425
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 1A	5.00	12/1/2027	1,050,000		1,072,907
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	4.00	12/1/2044	3,000,000		2,861,944
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	4.25	12/1/2045	1,000,000		995,005
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2028	1,450,000		1,495,998
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. C	5.25	12/1/2054	2,000,000		2,025,745
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds (Sustainable Bond) Ser. H	5.00	10/1/2028	485,000		512,195
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds (Sustainable Bond) Ser. H	5.00	4/1/2028	325,000		340,918
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. A	3.75	10/1/2035	1,235,000		1,216,100
New Jersey Infrastructure Bank, Revenue Bonds (Sustainable Bond)	3.00	9/1/2038	3,075,000		2,780,512
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	2,800,000		2,882,561
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	3,500,000		3,657,429
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.50	6/15/2050	4,020,000		4,434,999
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual) Ser. A	0.00	12/15/2038	6,330,000	[a]	3,608,833
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual) Ser. A	0.00	12/15/2028	12,000,000	[a]	10,221,876
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2031	4,600,000		4,975,972
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2036	6,745,000		7,102,229
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	4.25	6/15/2044	2,000,000		2,011,829
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	4.00	6/15/2045	1,450,000		1,405,312
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2050	1,515,000		1,591,954
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. B	5.00	6/15/2032	1,725,000		1,905,482
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	4.00	6/15/2046	1,000,000		976,282
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	4.00	6/15/2050	1,900,000		1,812,525
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	4.00	6/15/2050	2,575,000		2,456,448
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	1,000,000		1,040,108
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2035	1,000,000		1,052,054

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
New Jersey - 87.1% (continued)
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2042	9,000,000		9,083,758
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2048	5,000,000		4,917,443
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2035	1,500,000		1,551,973
New Jersey Turnpike Authority, Revenue Bonds, Ser. B	4.13	1/1/2054	2,000,000		1,990,937
Ocean County, GO, Ser. A	3.00	8/1/2033	2,145,000		2,076,918
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	2,830,000		2,887,341
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	4,300,000		4,425,147
South Jersey Transportation Authority, Revenue Bonds	4.63	11/1/2047	3,000,000		3,060,874
South Jersey Transportation Authority, Revenue Bonds, Ser. A	4.00	11/1/2050	1,000,000		944,471
The Atlantic County Improvement Authority, Revenue Bonds (Stockton University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2048	3,000,000		3,046,791
The Camden County Improvement Authority, Revenue Bonds (Insured; County Guaranteed)	5.00	1/15/2032	2,695,000		2,752,750
The Camden County Improvement Authority, Revenue Bonds (Insured; County Guaranteed)	5.00	1/15/2031	3,000,000		3,066,547
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2035	5,165,000		5,631,915
The Gloucester County Improvement Authority, Revenue Bonds (Rowan University Project) (Insured; Build America Mutual)	5.00	7/1/2054	700,000		748,894
The Gloucester County Improvement Authority, Revenue Bonds (Rowan University) (Insured; Build America Mutual)	4.00	7/1/2046	725,000		710,842
The Gloucester County Improvement Authority, Revenue Bonds (Rowan University) (Insured; Build America Mutual)	4.00	7/1/2051	1,200,000		1,160,833
The Rahway Valley Sewerage Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	9/1/2030	7,550,000	[a]	6,047,722
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	7,045,000		7,197,842
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	3,850,000		3,981,808
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	4,660,000		4,704,285
Union County Improvement Authority, Revenue Bonds (Union County Administration Complex Project) (Insured; County Guaranteed)	4.13	4/15/2054	1,700,000		1,694,296
				273,457,563
New York - 8.6%
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	4.00	9/1/2038	2,000,000		2,019,784
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197	5.00	11/15/2033	7,000,000		7,147,170

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
New York - 8.6% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	5.00	7/15/2034	2,010,000	2,237,023
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 223	4.00	7/15/2061	5,000,000	4,521,106
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 236	5.00	1/15/2052	1,000,000	1,044,458
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218	5.00	11/1/2049	6,900,000	7,055,567
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93rd	6.13	6/1/2094	3,000,000	3,002,710
				27,027,818
Pennsylvania - 1.6%
Delaware River Joint Toll Bridge Commission, Revenue Bonds	5.00	7/1/2037	2,500,000	2,618,728
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2032	1,000,000	1,085,263
Delaware River Port Authority, Revenue Bonds, Ser. A	5.00	1/1/2038	1,200,000	1,286,748
				4,990,739
U.S. Related - .9%
Guam Government Waterworks Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2045	1,000,000	1,071,053
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	650,000	698,048
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	1,000,000	1,044,189
				2,813,290
Total Investments (cost $318,074,942)			98.6%	309,408,301
Cash and Receivables (Net)			1.4%	4,378,194
Net Assets			100.0%	313,786,495

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $1,766,868 or .56% of net assets.

c These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	318,074,942	309,408,301
Cash		800,091
Interest receivable		3,957,081
Receivable for shares of Common Stock subscribed		11,281
Prepaid expenses		45,909
		314,222,663
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		240,052
Payable for shares of Common Stock redeemed		144,589
Directors’ fees and expenses payable		422
Other accrued expenses		51,105
		436,168
Net Assets ($)		313,786,495
Composition of Net Assets ($):
Paid-in capital		323,634,060
Total distributable earnings (loss)		(9,847,565)
Net Assets ($)		313,786,495

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	230,704,449	374,525	19,454,091	923	63,252,507
Shares Outstanding	19,648,453	31,932	1,656,805	78.31	5,386,663
Net Asset Value Per Share ($)	11.74	11.73	11.74	11.79	11.74

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2024 (Unaudited)

Investment Income ($):
Interest Income	5,487,391
Expenses:
Management fee—Note 3(a)	717,741
Shareholder servicing costs—Note 3(c)	387,760
Professional fees	42,696
Registration fees	35,398
Directors’ fees and expenses—Note 3(d)	15,767
Chief Compliance Officer fees—Note 3(c)	12,589
Prospectus and shareholders’ reports	10,494
Loan commitment fees—Note 2	3,527
Custodian fees—Note 3(c)	3,164
Distribution fees—Note 3(b)	1,940
Miscellaneous	21,835
Total Expenses	1,252,911
Less—reduction in expenses due to undertaking—Note 3(a)	(544)
Less—reduction in fees due to earnings credits—Note 3(c)	(19,726)
Net Expenses	1,232,641
Net Investment Income	4,254,750
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(782,550)
Net change in unrealized appreciation (depreciation) on investments	(3,527,080)
Net Realized and Unrealized Gain (Loss) on Investments	(4,309,630)
Net (Decrease) in Net Assets Resulting from Operations	(54,880)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations ($):
Net investment income	4,254,750	8,950,968
Net realized gain (loss) on investments	(782,550)	(121,982)
Net change in unrealized appreciation (depreciation) on investments	(3,527,080)	10,759,249
Net Increase (Decrease) in Net Assets Resulting from Operations	(54,880)	19,588,235
Distributions ($):
Distributions to shareholders:
Class A	(3,112,009)	(6,483,909)
Class C	(4,907)	(12,229)
Class I	(280,693)	(541,683)
Class Y	(14)	(27)
Class Z	(917,637)	(1,965,896)
Total Distributions	(4,315,260)	(9,003,744)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	3,819,734	5,164,375
Class C	8,200	-
Class I	3,274,133	4,240,739
Class Z	602,029	1,505,931
Distributions reinvested:
Class A	2,439,540	5,117,622
Class C	4,879	12,225
Class I	279,249	541,231
Class Z	751,955	1,602,373
Cost of shares redeemed:
Class A	(13,375,144)	(30,972,022)
Class C	(205,722)	(151,815)
Class I	(2,895,132)	(4,526,044)
Class Z	(4,765,015)	(10,316,337)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(10,061,294)	(27,781,722)
Total Increase (Decrease) in Net Assets	(14,431,434)	(17,197,231)
Net Assets ($):
Beginning of Period	328,217,929	345,415,160
End of Period	313,786,495	328,217,929
Capital Share Transactions (Shares):
Class A
Shares sold	323,809	447,309
Shares issued for distributions reinvested	207,768	442,058
Shares redeemed	(1,137,207)	(2,666,438)
Net Increase (Decrease) in Shares Outstanding	(605,630)	(1,777,071)
Class C
Shares sold	697	-
Shares issued for distributions reinvested	416	1,057
Shares redeemed	(17,681)	(13,261)
Net Increase (Decrease) in Shares Outstanding	(16,568)	(12,204)
Class I
Shares sold	277,927	364,638
Shares issued for distributions reinvested	23,787	46,760
Shares redeemed	(245,646)	(391,313)
Net Increase (Decrease) in Shares Outstanding	56,068	20,085
Class Z
Shares sold	51,317	128,718
Shares issued for distributions reinvested	64,043	138,379
Shares redeemed	(405,970)	(889,864)
Net Increase (Decrease) in Shares Outstanding	(290,610)	(622,767)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

	Six Months Ended
	June 30, 2024	Year Ended December 31,
Class A Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	11.90	11.52	13.06	13.14	12.95	12.53
Investment Operations:
Net investment income[a]	.15	.30	.29	.29	.32	.36
Net realized and unrealized gain (loss) on investments	(.16)	.38	(1.51)	(.08)	.21	.49
Total from Investment Operations	(.01)	.68	(1.22)	.21	.53	.85
Distributions:
Dividends from net investment income	(.15)	(.30)	(.29)	(.29)	(.32)	(.36)
Dividends from net realized gain on investments	(.00)[b]	-	(.03)	-	(.02)	(.07)
Total Distributions	(.15)	(.30)	(.32)	(.29)	(.34)	(.43)
Net asset value, end of period	11.74	11.90	11.52	13.06	13.14	12.95
Total Return (%)[c]	(.04)[d]	6.04	(9.41)	1.60	4.15	6.82
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83[e]	.90	.96	.95	.95	.95
Ratio of net expenses to average net assets	.82[e]	.83	.85	.85	.85	.85
Ratio of net investment income to average net assets	2.62[e]	2.60	2.42	2.21	2.46	2.80
Portfolio Turnover Rate	5.76[d]	13.02	8.56	10.36	14.13	17.36
Net Assets, end of period ($ x 1,000)	230,704	241,026	253,884	310,130	321,410	327,410

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

	Six Months Ended
	June 30, 2024	Year Ended December 31,
Class C Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	11.89	11.51	13.05	13.13	12.93	12.51
Investment Operations:
Net investment income[a]	.11	.21	.19	.19	.22	.26
Net realized and unrealized gain (loss) on investments	(.16)	.38	(1.50)	(.08)	.22	.49
Total from Investment Operations	(.05)	.59	(1.31)	.11	.44	.75
Distributions:
Dividends from net investment income	(.11)	(.21)	(.20)	(.19)	(.22)	(.26)
Dividends from net realized gain on investments	(.00)[b]	-	(.03)	-	(.02)	(.07)
Total Distributions	(.11)	(.21)	(.23)	(.19)	(.24)	(.33)
Net asset value, end of period	11.73	11.89	11.51	13.05	13.13	12.93
Total Return (%)[c]	(.42)[d]	5.24	(10.10)	.84	3.45	6.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.81[e]	1.85	1.92	1.84	1.79	1.76
Ratio of net expenses to average net assets	1.59[e]	1.58	1.60	1.60	1.60	1.60
Ratio of net investment income to average net assets	1.85[e]	1.84	1.65	1.46	1.74	2.06
Portfolio Turnover Rate	5.76[d]	13.02	8.56	10.36	14.13	17.36
Net Assets, end of period ($ x 1,000)	375	577	699	1,035	1,707	3,619

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2024	Year Ended December 31,
Class I Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	11.90	11.52	13.06	13.14	12.95	12.53
Investment Operations:
Net investment income[a]	.17	.33	.32	.32	.35	.39
Net realized and unrealized gain (loss) on investments	(.16)	.38	(1.51)	(.08)	.21	.49
Total from Investment Operations	.01	.71	(1.19)	.24	.56	.88
Distributions:
Dividends from net investment income	(.17)	(.33)	(.32)	(.32)	(.35)	(.39)
Dividends from net realized gain on investments	(.00)[b]	-	(.03)	-	(.02)	(.07)
Total Distributions	(.17)	(.33)	(.35)	(.32)	(.37)	(.46)
Net asset value, end of period	11.74	11.90	11.52	13.06	13.14	12.95
Total Return (%)	.08[c]	6.30	(9.18)	1.85	4.41	7.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.59[d]	.66	.72	.72	.72	.73
Ratio of net expenses to average net assets	.58[d]	.58	.60	.60	.60	.60
Ratio of net investment income to average net assets	2.87[d]	2.84	2.66	2.45	2.71	3.04
Portfolio Turnover Rate	5.76[c]	13.02	8.56	10.36	14.13	17.36
Net Assets, end of period ($ x 1,000)	19,454	19,049	18,216	18,535	17,419	15,642

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

	Six Months Ended
	June 30, 2024	Year Ended December 31,
Class Y Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	11.95	11.57	13.11	13.19	13.00	12.58
Investment Operations:
Net investment income[a]	.17	.34	.32	.32	.35	.39
Net realized and unrealized gain (loss) on investments	(.16)	.38	(1.51)	(.08)	.20	.49
Total from Investment Operations	.01	.72	(1.19)	.24	.55	.88
Distributions:
Dividends from net investment income	(.17)	(.34)	(.32)	(.32)	(.34)	(.39)
Dividends from net realized gain on investments	(.00)[b]	-	(.03)	-	(.02)	(.07)
Total Distributions	(.17)	(.34)	(.35)	(.32)	(.36)	(.46)
Net asset value, end of period	11.79	11.95	11.57	13.11	13.19	13.00
Total Return (%)	.16[c]	6.36	(9.08)	1.75	4.43	7.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55[d]	.66	.72	1.49	.76	.71
Ratio of net expenses to average net assets	.55[d]	.58	.60	.60	.60	.60
Ratio of net investment income to average net assets	2.89[d]	2.88	2.70	2.42	2.81	3.04
Portfolio Turnover Rate	5.76[c]	13.02	8.56	10.36	14.13	17.36
Net Assets, end of period ($ x 1,000)	1	1	1	1	1	133

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2024	Year Ended December 31,
Class Z Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	11.90	11.53	13.06	13.14	12.95	12.53
Investment Operations:
Net investment income[a]	.16	.32	.31	.31	.35	.39
Net realized and unrealized gain (loss) on investments	(.16)	.37	(1.50)	(.08)	.20	.49
Total from Investment Operations	.00[b]	.69	(1.19)	.23	.55	.88
Distributions:
Dividends from net investment income	(.16)	(.32)	(.31)	(.31)	(.34)	(.39)
Dividends from net realized gain on investments	(.00)[b]	-	(.03)	-	(.02)	(.07)
Total Distributions	(.16)	(.32)	(.34)	(.31)	(.36)	(.46)
Net asset value, end of period	11.74	11.90	11.53	13.06	13.14	12.95
Total Return (%)	.04[c]	6.14	(9.15)	1.79	4.38	7.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67[d]	.74	.78	.77	.76	.77
Ratio of net expenses to average net assets	.66[d]	.66	.66	.66	.65	.65
Ratio of net investment income to average net assets	2.78[d]	2.76	2.62	2.39	2.69	3.04
Portfolio Turnover Rate	5.76[c]	13.02	8.56	10.36	14.13	17.36
Net Assets, end of period ($ x 1,000)	63,253	67,565	72,615	86,900	87,648	89,765

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey income taxes as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of fund’s shares. The fund is authorized to issue 775 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (200 million shares authorized), Class C (150 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (125 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of June 30, 2024, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	309,408,301	-	309,408,301

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.

State-Specific Risk: The fund is subject to the risk that New Jersey’s economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.

Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $1,725,045 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2023. The fund has $28,097 of short-term capital losses and $1,696,948 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2023 was as follows: tax-exempt income $9,003,744. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

“Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2024, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2024 through May 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the value of the fund’s average daily net assets. On or after May 1, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $544 during the period ended June 30, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .216% of the value of the fund’s average daily net assets.

During the period ended June 30, 2024, the Distributor retained $56 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended June 30, 2024, Class C shares were charged $1,940 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2024, Class A and Class C shares were charged $292,552 and $647, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2024, Class Z shares were charged $25,762 pursuant to the Shareholder Services Plan.

The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2024, the fund was charged $42,598 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $16,564.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2024, the fund was charged $3,164 pursuant to the custody agreement. These fees were partially offset by earnings credits of $3,162.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended June 30, 2024, the fund was charged $2,604 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2024, the fund was charged $12,589 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $163,151, Distribution Plan fees of $231, Shareholder Services Plan fees of $55,313, Custodian fees of $2,554, Chief Compliance Officer fees of $3,519 and Transfer Agent fees of $15,284.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2024, amounted to $15,579,953 and $25,229,785, respectively.

At June 30, 2024, accumulated net unrealized depreciation on investments was $8,666,641, consisting of $3,122,685 gross unrealized appreciation and $11,789,326 gross unrealized depreciation.

At June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional New Jersey municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional New Jersey municipal debt funds (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional New Jersey municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, and was above or at the Performance Universe median for all periods, except for the one-, three- and five-year periods when the fund’s total return performance was below the Performance Universe median. The Board also considered that the fund’s yield performance was below the Performance Group for eight of the ten one-year periods and above the Performance Universe median for eight of the ten one-year periods ended December 31st. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the portfolio managers are very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in six of the ten calendar years shown.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver and expense reimbursement arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were equal to the Expense Group median and slightly higher than the Expense Universe median total expenses. The Board noted that, effective July 1, 2023, the fund’s management fee was reduced which reduction was not reflected in the materials provided by Broadridge.

Representatives of the Adviser stated that the Adviser has contractually agreed, until May 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the fund’s average daily net assets.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver and expense reimbursement arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was generally satisfied with the fund’s overall performance and as compared to the fund’s benchmark index.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

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© 2024 BNY Mellon Securities Corporation Code-0750NCSRSA0624

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Not applicable.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon New Jersey Municipal Bond Fund, Inc.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 16, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: August 16, 2024

EXHIBIT INDEX

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)